Earnings per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per Share
Profit attributable to equity holders of SAP SE		€ 3,634	€ 3,277	€ 6,429
Profit attributable to equity holders of SAP SE1	[1]	€ 6,139	€ 2,284	€ 5,256
Issued ordinary shares		1,229	1,229	1,229
Effect of treasury shares		(61)	(58)	(49)
Weighted average shares outstanding, basic		1,167	1,170	1,180
Dilutive effect of share-based payments		12	5	0
Weighted average shares outstanding, diluted		1,180	1,175	1,180
Earnings per share, basic, attributable to equity holders of SAP SE from continuing operations (in Euro per share)		€ 3.11	€ 2.80	€ 5.45
Earnings per share, basic, attributable to equity holders of SAP SE (in Euro per share)		5.26	1.95	4.46
Earnings per share, diluted, attributable to equity holders of SAP SE from continuing operations(in Euro per share)		3.08	2.79	5.45
Earnings per share, diluted, attributable to equity holders of SAP SE (in Euro per share)		€ 5.20	€ 1.94	€ 4.46

[1]	From continuing and discontinued operations